Related Party Transactions (Details) - Schedule of Share Options of The Company - Directors [Member] - shares		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year		140,142,720		153,642,720		13,250,000
Granted as Remuneration				5,000,000		140,392,720
Options Exercised
Options Expired		(8,750,000)		(4,500,000)
Options Forfeited				(14,000,000)
Net Change Other
Options Vested During the year						49,000,000
Ending of the year		131,392,720		140,142,720		153,642,720
Total Vested and Exercisable		68,618,255		43,750,000		62,250,000
Total Unvested		62,774,465		96,392,720		91,392,720
Mr. Geoffrey Kempler [Member]
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year		19,000,000		19,000,000		5,000,000
Granted as Remuneration						14,000,000
Options Exercised
Options Expired		(5,000,000)
Options Forfeited
Net Change Other
Options Vested During the year						14,000,000
Ending of the year		14,000,000		19,000,000		19,000,000
Total Vested and Exercisable		14,000,000		19,000,000		19,000,000
Total Unvested
Mr. Lawrence Gozlan [Member]
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year		8,250,000		8,250,000		1,250,000
Granted as Remuneration						7,000,000
Options Exercised
Options Expired		(1,250,000)
Options Forfeited
Net Change Other
Options Vested During the year						7,000,000
Ending of the year		7,000,000		8,250,000		8,250,000
Total Vested and Exercisable		7,000,000		8,250,000		8,250,000
Total Unvested
Mr. Brian Meltzer [Member]
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year		8,250,000		8,250,000		1,250,000
Granted as Remuneration						7,000,000
Options Exercised
Options Expired		(1,250,000)
Options Forfeited
Net Change Other
Options Vested During the year						7,000,000
Ending of the year		7,000,000		8,250,000		8,250,000
Total Vested and Exercisable		7,000,000		8,250,000		8,250,000
Total Unvested
Mr. Peter Marks [Member]
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year		8,250,000		8,250,000		1,250,000
Granted as Remuneration						7,000,000
Options Exercised
Options Expired		(1,250,000)
Options Forfeited
Net Change Other
Options Vested During the year						7,000,000
Ending of the year		7,000,000		8,250,000		8,250,000
Total Vested and Exercisable		7,000,000		8,250,000		8,250,000
Total Unvested
Ms. Kathryn Andrews [Member]
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year		5,000,000		500,000		500,000
Granted as Remuneration				5,000,000
Options Exercised
Options Expired				(500,000)
Options Forfeited
Net Change Other
Options Vested During the year
Ending of the year		5,000,000		5,000,000		500,000
Total Vested and Exercisable		1,250,000				500,000
Total Unvested		3,750,000		5,000,000
Dr. David Stamler [Member]
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year		91,392,720		95,392,720		4,000,000
Granted as Remuneration						91,392,720
Options Exercised
Options Expired				(4,000,000)
Options Forfeited
Net Change Other
Options Vested During the year
Ending of the year		91,392,720		91,392,720		95,392,720
Total Vested and Exercisable		32,368,255				4,000,000
Total Unvested		59,024,465		91,392,720		91,392,720
Dr. David Sinclair [Member]
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year			[1]	7,000,000	[1]
Granted as Remuneration					[1]	7,000,000
Options Exercised					[1]
Options Expired					[1]
Options Forfeited				(7,000,000)	[1]
Net Change Other					[1]
Options Vested During the year					[1]	7,000,000
Ending of the year	[1]					7,000,000
Total Vested and Exercisable					[1]	7,000,000
Total Unvested					[1]
Mr. Tristan Edwards [Member]
Related Party Transactions (Details) - Schedule of Share Options of The Company [Line Items]
Beginning of the year			[1]	7,000,000	[1]
Granted as Remuneration					[1]	7,000,000
Options Exercised					[1]
Options Expired					[1]
Options Forfeited				(7,000,000)	[1]
Net Change Other					[1]
Options Vested During the year					[1]	7,000,000
Ending of the year	[1]					7,000,000
Total Vested and Exercisable					[1]	7,000,000
Total Unvested					[1]

[1]	David Sinclair and Tristan Edwards resigned on January 4, 2022.